Value Fund
Value Fund Fund Summaries | Inception: November 19, 1990
Investment Objective
The Value Fund seeks long-term growth of capital and income for the long-term investor.
Current income is a secondary objective.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Value Fund Value Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Value Fund Value Fund
Management Fees	0.47%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.62%

Expense Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YR	3 YR	5 YR	10 YR
Value Fund | Value Fund | USD ($)	63	199	346	774

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally invests in stocks of companies selling below what RE Advisers believes to be their fundamental value. Under ordinary conditions, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations of $2 billion or greater. On December 31, 2016, the weighted average market capitalization for all of the companies held in the portfolio was $121.4 billion. The Fund may also invest in other types of securities, including preferred stocks, investment-grade debt securities convertible into or exchangeable for common stocks and warrants, debt securities in the three highest credit categories as ranked by a NRSRO (for example, securities rated AAA, AA or A by Standard & Poor’s Corporation) or, if unrated, of comparable credit quality as determined by RE Advisers, money market securities, and U.S. dollar-denominated securities of foreign issuers.

To determine whether a stock is undervalued, RE Advisers considers, among other factors, potential earning power, financial debt ratios and any competitive advantages a company may have. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. RE Advisers seeks to select stocks that it believes may benefit over time from a more reasonable market assessment of fundamental value.
Principal Risks
As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Equity Securities Risk    Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself.

Focused Investment Risk    A fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such a fund is more susceptible to any single economic, market, political or regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

Foreign Risk    Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments and may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, legal, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.

Issuer Risk    The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.

Manager Risk    The risk that the manager’s decisions, including security selection, will cause the Fund to underperform relative to the Fund’s peers. There can be no assurance that the manager’s investment techniques and decisions will produce the desired results. The Fund’s ability to achieve its investment objective is dependent upon the manager’s ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager, including with other strategies and funds, does not guarantee future results for the Fund.

Market Risk    The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Securities markets may, in response to governmental actions or intervention, economic or market developments, geopolitical events or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current low interest rate environment.

Money Market Securities Risk     The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Money market funds are not designed to offer capital appreciation. Effective October 14, 2016, amendments to money market fund regulations could affect a money market fund’s operations and possibly negatively affect its return. In addition, certain money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability of investors to redeem shares if such fund’s liquidity falls below required minimums, which may adversely affect the Fund’s returns or liquidity.

Value Style Risk The risk that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. As of January 1, 2017, the S&P 500 Value Index replaced the S&P 500 Stock Index as the primary benchmark for the Fund because the S&P 500 Value Index more closely reflects the market sectors and type of stocks in which the Fund invests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Calendar Year Total Returns Total Returns (%)

During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q3 of 2009 | 17.96% Worst Quarter: Q4 of 2008 | -23.27%
Average Annual Total Returns periods ended 12/31/16
Average Annual Total Returns - Value Fund	1 YR	5 YR	10 YR
Value Fund	12.26%	14.16%	6.38%
Value Fund | Returns after taxes on distributions	9.33%	12.60%	5.28%
Value Fund | Returns after taxes on distributions and sale of fund shares	8.47%	10.88%	4.71%
Standard & Poor’s 500 Value Index (reflects no deduction for fees, expenses, or taxes)	17.40%	14.69%	5.50%
Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.